Property, Plant and Equipment - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 101,981,838
Property, plant and equipment at end of period	102,836,885	$ 101,981,838
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	103,210,347	105,626,288
Additions	55,355	208,117
Transfer to asset held for sale		(2,605,147)
IFRS 16 adjustments	1,045,810
Disposals	(30,283)	(18,911)
Property, plant and equipment at end of period	104,281,229	103,210,347
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,228,509	1,193,578
Depreciation expense	246,118	53,342
Disposals	(30,283)	(18,411)
Property, plant and equipment at end of period	1,444,344	1,228,509
Nechalacho REE Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	101,474,299
Property, plant and equipment at end of period	101,504,639	101,474,299
Nechalacho REE Project [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	101,474,299	103,878,349
Additions	30,340	201,097
Transfer to asset held for sale		(2,605,147)
IFRS 16 adjustments	0
Disposals	0	0
Property, plant and equipment at end of period	101,504,639	101,474,299
Nechalacho REE Project [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Airstrip [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	360,790
Property, plant and equipment at end of period	341,816	360,790
Airstrip [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	646,860	646,860
Additions	0	0
Transfer to asset held for sale		0
IFRS 16 adjustments	0
Disposals	0	0
Property, plant and equipment at end of period	646,860	646,860
Airstrip [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	286,070	265,446
Depreciation expense	18,974	20,624
Disposals	0	0
Property, plant and equipment at end of period	305,044	286,070
Office, Computer and Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	26,848
Property, plant and equipment at end of period	880,881	26,848
Office, Computer and Office Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	201,137	220,048
Additions	18,575	0
Transfer to asset held for sale		0
IFRS 16 adjustments	1,045,810
Disposals	(30,283)	(18,911)
Property, plant and equipment at end of period	1,235,239	201,137
Office, Computer and Office Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	174,289	179,986
Depreciation expense	210,352	12,714
Disposals	(30,283)	(18,411)
Property, plant and equipment at end of period	354,358	174,289
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	76,347
Property, plant and equipment at end of period	72,156	76,347
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	90,905	90,905
Additions	0	0
Transfer to asset held for sale		0
IFRS 16 adjustments	0
Disposals	0	0
Property, plant and equipment at end of period	90,905	90,905
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	14,558	10,367
Depreciation expense	4,191	4,191
Disposals	0	0
Property, plant and equipment at end of period	18,749	14,558
Exploration Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	36,642
Property, plant and equipment at end of period	26,917	36,642
Exploration Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	695,532	695,532
Additions	1,300	0
Transfer to asset held for sale		0
IFRS 16 adjustments	0
Disposals	0	0
Property, plant and equipment at end of period	696,832	695,532
Exploration Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	658,890	643,185
Depreciation expense	11,025	15,705
Disposals	0	0
Property, plant and equipment at end of period	669,915	658,890
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,912
Property, plant and equipment at end of period	10,476	6,912
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	101,614	94,594
Additions	5,140	7,020
Transfer to asset held for sale		0
IFRS 16 adjustments	0
Disposals		0
Property, plant and equipment at end of period	106,754	101,614
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	94,702	94,594
Depreciation expense	1,576	108
Disposals	0	0
Property, plant and equipment at end of period	$ 96,278	$ 94,702